Revenue, Other Income and Other Gain - Schedule of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 45,387	$ 38,244	$ 105,365
Dividend income	8,681	9,935	6,412
Total net fair value changes on financial assets at fair value through profit or loss	26,389	(40,899)	(20,609)
Net fair value changes on derivative financial asset			61,897
Other gains and losses from investments and derivatives realized and unrealized operating	35,070	92,670	69,806
Total revenue	80,457	130,914	175,171
Underwriting Commission [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			12,070
Financial Advisory Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			54,614
Management Fee and Performance based Incentive Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			2,144
Brokerage And Handling Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			5,403
Others [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			74
Digital Solutions Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			22,400
Fashion, arts and luxury magazines and advertising services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	13,376	11,031	3,608
Fashion, arts and luxury media licensing and marketing services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,483	3,443	4,012
Listed Equity Shares [Member]
Schedule of Analysis of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss	26,389	(40,927)	(48,267)
UnListed Equity Shares [Member]
Schedule of Analysis of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss		28	27,658
Capital Market Solutions [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			74,305
Total revenue			74,305
Capital Market Solutions [Member] | Underwriting Commission [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			12,070
Capital Market Solutions [Member] | Financial Advisory Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			54,614
Capital Market Solutions [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			2,144
Capital Market Solutions [Member] | Brokerage And Handling Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			5,403
Capital Market Solutions [Member] | Others [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			74
Capital Market Solutions [Member] | Digital Solutions Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Capital Market Solutions [Member] | Fashion, arts and luxury magazines and advertising services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Capital Market Solutions [Member] | Fashion, arts and luxury media licensing and marketing services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Digital Solutions and Services Income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,396	13,469	23,440
Digital Solutions and Services Income [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	832	1,249	1,040
Digital Solutions and Services Income [Member] | Digital Solutions Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,564	12,220	22,400
Media And Entertainment [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	18,859	14,474	7,620
Total revenue	18,859	14,474	7,620
Media And Entertainment [Member] | Underwriting Commission [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Financial Advisory Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Brokerage And Handling Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Others [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Digital Solutions Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Media And Entertainment [Member] | Fashion, arts and luxury magazines and advertising services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	13,376	11,031	3,608
Media And Entertainment [Member] | Fashion, arts and luxury media licensing and marketing services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,483	3,443	4,012
Hotel Operations Hospitality And VIP Services [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	23,132	10,301
Total revenue	23,132	10,301
Hotel Operations Hospitality And VIP Services [Member] | Fashion, arts and luxury magazines and advertising services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Hotel Operations Hospitality And VIP Services [Member] | Fashion, arts and luxury media licensing and marketing services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Hotel Operations Hospitality And VIP Services [Member] | Hotel Operation Others [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	23,132	10,301
Strategic Investment [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Revenue from other sources, Strategic investments	8,681	133,569	28,518
Total revenue	35,070	92,670	69,806
Strategic Investment [Member] | Underwriting Commission [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Financial Advisory Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Brokerage And Handling Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Others [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Digital Solutions Fees [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Fashion, arts and luxury magazines and advertising services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Fashion, arts and luxury media licensing and marketing services income [Member]
Schedule of Analysis of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Strategic Investment [Member] | Dividend income [Member]
Schedule of Analysis of Revenue [Line Items]
Dividend income	8,681	9,935	6,412
Strategic Investment [Member] | Gain related to disposed investments [Member]
Schedule of Analysis of Revenue [Line Items]
Gain related to disposed investments		$ 123,634	$ 22,106